Organization and Business Description (Details Narrative) - USD ($)	Jun. 15, 2023	Jun. 12, 2023	Jun. 02, 2023	Dec. 05, 2022	Nov. 25, 2022	Mar. 31, 2024	Jun. 16, 2023	Jun. 13, 2023	Jun. 03, 2023	Mar. 31, 2023	Dec. 09, 2022	Dec. 06, 2022	Dec. 03, 2022	Aug. 02, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued						11,250,000				11,250,000
Common stock par value						$ 0.0005				$ 0.0005		$ 0.0005
Authorized share capital												$ 50,000
Shares authorized						100,000,000				100,000,000		100,000,000
Mr Chi Ming Lam [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued					11,249									50,000
Common stock par value				$ 1	$ 1								$ 1	$ 1
Surrender of shares					49,999
Shares hold													1
Issuance of shares				2,000
Conversion of stock par value				$ 0.0005
Shares authorized												22,500,000
Mr Chi Ming Lam [Member] | Common Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock par value	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005			$ 0.0005	$ 0.0005	$ 0.0005		$ 0.0005
Surrender of shares	1,500,000	375,000	2,925,000	6,450,000
Shares hold							11,250,000	12,750,000	13,125,000		16,050,000
Mr Chi Ming Lam [Member] | MSHK Engineering Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Issuance of shares					1
Mr Chi Ming Lam [Member] | MS Engineering Co Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Issuance of shares					10,000